SEGMENTED INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 15,550	$ 16,067
Expenses:
Operating expenses	(15,948)	(13,758)
Exploration and evaluation	(15,457)	(16,643)
General and administrative	(7,189)	(7,680)
Impairment reversal (expense)	(6,086)	331
Total expenses	(44,680)	(37,750)
Segment income (loss)	(29,130)	(21,683)
Revenues - supplemental:
Environmental services	9,298	9,232
Management fees	2,013	1,806
Toll milling services		587
Toll milling services - deferred revenue	4,239	4,442
Revenues	15,550	16,067
Capital additions:
Property, plant and equipment	19,096	1,086
Long-lived assets:
Plant and equipment - Cost	103,430	103,186	$ 103,950
Plant and equipment - Accumulated depreciation	(24,086)	(20,516)	(16,930)
Mineral properties	178,947	166,332	165,372
Property, plant and equipment	258,291	249,002	252,392
Canada Mining
Disclosure of operating segments [line items]
Revenues	4,239	5,029
Expenses:
Operating expenses	(7,528)	(5,304)
Exploration and evaluation	(15,457)	(16,643)
General and administrative	(17)	(16)
Impairment reversal (expense)	(6,086)	331
Total expenses	(29,088)	(21,632)
Segment income (loss)	(24,849)	(16,603)
Revenues - supplemental:
Environmental services	0	0
Management fees	0	0
Toll milling services		587
Toll milling services - deferred revenue	4,239	4,442
Revenues	4,239	5,029
Capital additions:
Property, plant and equipment	19,001	1,035
Long-lived assets:
Plant and equipment - Cost	98,737	98,558	99,278
Plant and equipment - Accumulated depreciation	(20,982)	(17,652)	(14,339)
Mineral properties	178,947	166,332	165,372
Property, plant and equipment	256,702	247,238	250,311
DES
Disclosure of operating segments [line items]
Revenues	9,298	9,232
Expenses:
Operating expenses	(8,211)	(8,230)
Exploration and evaluation	0	0
General and administrative	0	0
Impairment reversal (expense)	0	0
Total expenses	(8,211)	(8,230)
Segment income (loss)	1,087	1,002
Revenues - supplemental:
Environmental services	9,298	9,232
Management fees	0	0
Toll milling services		0
Toll milling services - deferred revenue	0	0
Revenues	9,298	9,232
Capital additions:
Property, plant and equipment	95	51
Long-lived assets:
Plant and equipment - Cost	4,399	4,334	4,378
Plant and equipment - Accumulated depreciation	(2,927)	(2,724)	(2,495)
Mineral properties	0	0	0
Property, plant and equipment	1,472	1,610	1,883
Corporate and Other
Disclosure of operating segments [line items]
Revenues	2,013	1,806
Expenses:
Operating expenses	(209)	(224)
Exploration and evaluation	0	0
General and administrative	(7,172)	(7,664)
Impairment reversal (expense)	0	0
Total expenses	(7,381)	(7,888)
Segment income (loss)	(5,368)	(6,082)
Revenues - supplemental:
Environmental services	0	0
Management fees	2,013	1,806
Toll milling services		0
Toll milling services - deferred revenue	0	0
Revenues	2,013	1,806
Capital additions:
Property, plant and equipment	0	0
Long-lived assets:
Plant and equipment - Cost	294	294	294
Plant and equipment - Accumulated depreciation	(177)	(140)	(96)
Mineral properties	0	0	0
Property, plant and equipment	$ 117	$ 154	$ 198